INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Software	159,879	119,328
Trademarks and domain names	139,521	144,262
Customer relationships	6,820	4,080
Non‑competition agreements	2,950	1,300
Advertising resources	2,283,715	2,231,495
License	340,413	349,912
Total	2,933,298	2,850,377
Less: accumulated amortization	(1,023,964)	(1,452,824)
Less: accumulated impairment	(266,683)	(256,280)
Net book value	1,642,651	1,141,273

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Amounts
RMB
(in thousands)

Within 1 year	466,612
Between 1 and 2 years	461,342
Between 2 and 3 years	169,060
Between 3 and 4 years	21,226
Thereafter	23,033
Total	1,141,273